Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.950% Notes Due 2027
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,865,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,529.33
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.050% Notes Due 2028
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,948,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,507.04
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,860.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.300% Notes Due 2030
Amount Registered | shares	1,200,000,000
Maximum Aggregate Offering Price	$ 1,198,164,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,438.91
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2030
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240.00
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Notes Due 2032
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,246,225,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,797.05
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.850% Notes Due 2035
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 896,670,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,280.18